Annual Total Returns[BarChart] - Invesco DWA Industrials Momentum ETF - ETF	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(6.42%)	20.95%	48.83%	(0.42%)	(5.70%)	13.06%	22.48%	(15.54%)	34.13%	35.68%